UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number: 028-12304


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        5/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              75

Form 13F Information Table Value Total:  $      325,604
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM            88579y101     4053  45435.829 SH       SOLE                   0      0  45435.829
ACTIVISION INC   COM NEW       COM            00507v109     2361     184185 SH       SOLE                   0      0     184185
AFLAC INC COM                  COM            001055102     2226  48396.059 SH       SOLE                   0      0  48396.059
AKAMAI TECHNOLOGIES COM        COM            00971t101      517      14095 SH       SOLE                   0      0      14095
AMAZON COM INC COM             COM            023135106     3769      18613 SH       SOLE                   0      0      18613
AMETEK INC.                    COM            031100100      696      14352 SH       SOLE                   0      0      14352
APPLE COMPUTER INC             COM            037833100     8241      13745 SH       SOLE                   0      0      13745
ASHLAND INC                    COM            044209104     1806      29575 SH       SOLE                   0      0      29575
ASPEN INSURANCE HLDG           COM            g05384105      492      17625 SH       SOLE                   0      0      17625
AT& T INC                      COM            00206r102    21774   699426.3 SH       SOLE                   0      0   699426.3
BOK FINANCIAL CORPORATION      COM            05561q201      646      11485 SH       SOLE                   0      0      11485
BORG WARNER INC COM            COM            099724106      705       8360 SH       SOLE                   0      0       8360
CERNER CORP COM                COM            156782104      955      12540 SH       SOLE                   0      0      12540
CISCO SYSTEMS INC    COM       COM            17275r102     2708 128017.745 SH       SOLE                   0      0 128017.745
CITRIX SYS INC COM             COM            177376100     2942      37280 SH       SOLE                   0      0      37280
COGNEX CORP                    COM            192422103      315       7435 SH       SOLE                   0      0       7435
CROWN CASTLE INTL              COM            228227104     1055      19786 SH       SOLE                   0      0      19786
DANAHER CORP DEL COM           COM            235851102     4409   78734.07 SH       SOLE                   0      0   78734.07
DIAGEO P L C SPONSORED ADR     COM            25243q205     4203  43551.754 SH       SOLE                   0      0  43551.754
DOLLAR TREE INC.               COM            256746108     1020      10790 SH       SOLE                   0      0      10790
DONALDSON CO. INC.             COM            257651109      787      22030 SH       SOLE                   0      0      22030
E M C CORP MASS COM            COM            268648102     6209     207800 SH       SOLE                   0      0     207800
ENERGEN CORP COM               COM            29265N108      533      10850 SH       SOLE                   0      0      10850
FLOWSERVE CORP                 COM            34354p105      439       3798 SH       SOLE                   0      0       3798
FMC TECHS INC        COM       COM            30249u101     3473      68875 SH       SOLE                   0      0      68875
GEN-PROBE INCORPORATED         COM            36866t103     2015      30340 SH       SOLE                   0      0      30340
GENERAL ELECTRIC               COM            369604103     4334 215942.345 SH       SOLE                   0      0 215942.345
HOLOGIC INC.                   COM            436440101      591      27435 SH       SOLE                   0      0      27435
HOME DEPOT INC                 COM            437076102     4593  91291.272 SH       SOLE                   0      0  91291.272
IAC INTERACTIVECORP COM PAR $. COM            44919p508      816      16615 SH       SOLE                   0      0      16615
INFORMATICA CORPORATION        COM            45666Q102      892      16870 SH       SOLE                   0      0      16870
INTL BUSINESS MACHINES  CORP I COM            459200101     5562  26658.305 SH       SOLE                   0      0  26658.305
ISHARE DJ TEL SC INX           COM            464287713     3699 166643.658 SH       SOLE                   0      0 166643.658
ISHARES S&P AGGRESSIVE ALLOCAT COM            464289859      392      10764 SH       SOLE                   0      0      10764
ISHARES TR S&P 100 IDX FD      COM            464287101    13381 208942.891 SH       SOLE                   0      0 208942.891
J P MORGAN CHASE & CO COM      COM            46625H100     4907 106714.741 SH       SOLE                   0      0 106714.741
JOHNSON AND JOHNSON  COM       COM            478160104     3462  52490.197 SH       SOLE                   0      0  52490.197
MEDICIS PHARMACEUTICAL CL A NE COM            584690309      681      18108 SH       SOLE                   0      0      18108
MENS WEARHOUSE INC             COM            587118100      861      22215 SH       SOLE                   0      0      22215
MICROS SYSTEMS INC             COM            594901100      684      12365 SH       SOLE                   0      0      12365
MIDCAP SPDR TR SER 1           COM            78467Y107    19877  109993.72 SH       SOLE                   0      0  109993.72
NEW YORK CMNTY BANCORP         COM            649445103      308      22155 SH       SOLE                   0      0      22155
ORACLE CORP COM                COM            68389X105     4167 142888.762 SH       SOLE                   0      0 142888.762
PERRIGO COMPANY                COM            714290103      818       7920 SH       SOLE                   0      0       7920
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     7273 348839.036 SH       SOLE                   0      0 348839.036
PRAXAIR INC                    COM            74005p104     3717   32420.46 SH       SOLE                   0      0   32420.46
PROCTER & GAMBLE CO            COM            742718109     4847  72111.896 SH       SOLE                   0      0  72111.896
QUALCOMM INC                   COM            747525103     5270  77435.708 SH       SOLE                   0      0  77435.708
RACKSPACE HOSTING              COM            750086100     2415      41796 SH       SOLE                   0      0      41796
RAYMOND JAMES FINL INC COM     COM            754730109     1789      48985 SH       SOLE                   0      0      48985
ROPER INDS INC NEW COM         COM            776696106     1922      19384 SH       SOLE                   0      0      19384
SANDISK CORP COM               COM            80004c101     1719      34665 SH       SOLE                   0      0      34665
SECTOR SPDR ENERGY             COM            81369y506     9254 128970.439 SH       SOLE                   0      0 128970.439
SECTOR SPDR UTILITIES          COM            81369y886     2826  80640.311 SH       SOLE                   0      0  80640.311
ST JUDE MEDICAL INC            COM            790849103     3452  77896.038 SH       SOLE                   0      0  77896.038
STANDARD&POORS DEP RCPT        COM            78462f103    32084 227851.542 SH       SOLE                   0      0 227851.542
SVB FINANCIAL GROUP            COM            78486Q101      761      11835 SH       SOLE                   0      0      11835
TESLA MOTORS INC COM USD0.001  COM            88160R101      860      23100 SH       SOLE                   0      0      23100
TEXAS ROADHOUSE INC.           COM            882681109     4348     261270 SH       SOLE                   0      0     261270
THERMO ELECTRON CORP COM       COM            883556102     3843      68165 SH       SOLE                   0      0      68165

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
UNITED HEALTHCARE CORP COM     COM            91324P102     4705  79820.665 SH       SOLE                   0      0  79820.665
UNITED PARCEL SERVICE CL B     COM            911312106     3078  38130.887 SH       SOLE                   0      0  38130.887
US BANCORP (NEW)               COM            902973304     7668 242041.822 SH       SOLE                   0      0 242041.822
VANGUARD MID-CAP ETF           COM            922908629      304       3730 SH       SOLE                   0      0       3730
VECTREN CORP COM               COM            92240G101      549      18879 SH       SOLE                   0      0      18879
VIACOM INC NEW CL B            COM            92553p201      465       9805 SH       SOLE                   0      0       9805
VIACOM INC. CLASS A            COM            92553P102     2090  40207.437 SH       SOLE                   0      0  40207.437
WAL-MART STORES INC            COM            931142103     4889  79882.837 SH       SOLE                   0      0  79882.837
WELLS FARGO & CO DEL COM       COM            949746101     4827 141393.545 SH       SOLE                   0      0 141393.545
ISHARES TR MSCI EMERG MKT      COM            464287234      285       6629 SH       SOLE                   0      0       6629
ISHARES TRUST ISHARES BARCLAYS OTR            464288679    41590 377437.078 SH       SOLE                   0      0 377437.078
ALPS ETF TR ALERIAN MLPETF     PRF            00162q866     4393     264006 SH       SOLE                   0      0     264006
ISHARES S&P US PREFERRED STOCK PRF            464288687    10190     261007 SH       SOLE                   0      0     261007
SALIENT MLP AND ENERGY INFRAST PRF            79471T100     1597      62514 SH       SOLE                   0      0      62514
TORTOISE ENERGY INFR COM       PRF            89147L100     4220     102368 SH       SOLE                   0      0     102368